COVA FINANCIAL LIFE INSURANCE COMPANY
                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                      Supplement dated November 13, 1998 to
                          Prospectus dated May 1, 1998

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Life Insurance Company ("Cova Life") and Cova Variable Annuity Account Five ("Variable Account Five").

Shares of the MFS/Foreign & Colonial Emerging Markets Equity Series of the MFS Variable Insurance Trust are no longer offered for sale. No initial purchase payments, additional purchase payments, Dollar Cost Averaging or transfers will be allowed into this Series. All other investment options remain available to you, including the Templeton Developing Markets Fund, Class 1 Shares, which has investment objectives similar to the MFS/Foreign & Colonial Emerging Markets Equity Series. For existing Contract owners investing in the MFS/Foreign & Colonial Emerging Markets Equity Series through the Dollar Cost Averaging Program, other investment options will be made available to you.

                        CUSTOMER SERVICE: (800) 343-8496

                 Issued by Cova Financial Life Insurance Company
                     Distributed by: Cova Life Sales Company

                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

CC-4137(11/98)


                      COVA FINANCIAL LIFE INSURANCE COMPANY

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                      Supplement dated October 28, 1998 to

                          Prospectus dated May 1, 1998

The following information is in addition to certain information contained in your prospectus for the Cova variable annuity.

1. The following paragraph is added to Section 4 - Investment Options - Dollar Cost Averaging:

     Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

2.   The following information is added to your prospectus as an Appendix:

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                           Period      Year or                                   Period from Commencement
                                           Ended       Period Ended            Year or Period    of Operations
                                           6/30/98     12/31/97                ended 12/31/96    through 12/31/95
                                          (unaudited)
COVA SERIES TRUST

Managed by Lord Abbett & Co.

  Bond Debenture Sub-Account
     Beginning of Period                   $12.88          $11.30             $  10.15                     *
     End of Period                         $13.51          $12.88                11.30
     Number of Accum. Units Outstanding   514,574         347,400                39,545

  Mid-Cap Value Sub-Account
     Beginning of Period                   $10.47          $10.05                  *                       *
     End of Period                         $11.21          $10.47
     Number of Accum. Units Outstanding    35,910           8,510

  Developing Growth Sub-Account
     Beginning of Period                   $10.53          $10.83                  *                       *
     End of Period                         $11.31          $10.53
     Number of Accum. Units Outstanding    39,321          6,039

  Large Cap Research Sub-Account
     Beginning of Period                   $10.76                                  *                       *
     End of Period                         $11.34
     Number of Accum. Units Outstanding    11,717

Managed by J.P. Morgan Investment
Management Inc.

  Select Equity Sub-Account
     Beginning of Period                   $14.05          $10.84             $  10.15                     *
     End of Period                         $15.80          $14.05                10.84
     Number of Accum. Units Outstanding   928,711          700,550               185,509

  Small Cap Stock Sub-Account
     Beginning of Period                   $13.49          $11.31             $  10.91                     *
     End of Period                         $14.02          $13.49                11.31
     Number of Accum. Units Outstanding   604,932          487,580               113,118

  International Equity Sub-Account
     Beginning of Period                   $11.46          $10.97             $  10.10                     *
     End of Period                         $13.06          $11.46                10.97
     Number of Accum. Units Outstanding   702,336          554,105              124,032

  Quality Bond Sub-Account
     Beginning of Period                   $11.16          $10.37             $   9.95                     *
     End of Period                         $11.53          $11.16                10.37
     Number of Accum. Units Outstanding   332,630          234,643               64,534

  Large Cap Stock Sub-Account
     Beginning of Period                   $14.89          $11.34             $  10.16                     *
     End of Period                         $17.66          $14.89                11.34
     Number of Accum. Units Outstanding   938,807          686,677              126,231

LORD ABBETT SERIES FUND, INC.

  Growth and Income Sub-Account
     Beginning of Period                   $30.84         $25.09              $  21.31                 $  19.54
     End of Period                         $33.66         $30.84                 25.09                    21.31
     Number of Accum. Units Outstanding   987,161         791,310              375,304                  125,555

GENERAL AMERICAN CAPITAL COMPANY

  Money Market Sub-Account
     Beginning of Period                   $10.67         $10.63                   *                       *
     End of Period                         $10.89         $10.67
     Number of Accum. Units Outstanding    50,373         14,091

AIM VARIABLE INSURANCE FUNDS, INC.
Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.24
Number of Accum. Units Outstanding            197

AIM V.I. International Equity Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.83
Number of Accum. Units Outstanding          7,499

AIM V.I. Value Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.80
Number of Accum. Units Outstanding          3,207

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $12.77
Number of Accum. Units Outstanding        19,347

Real Estate Investment Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $ 9.31
Number of Accum. Units Outstanding         5,218

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account
Beginning of Period (1/29/98)             $10.00             **                    **                     **
End of Period                             $10.78
Number of Accum. Units Outstanding        10,615

Managed by Goldman Sachs Asset Management
International

Goldman Sachs International Equity Sub-Account
Beginning of Period (1/29/98)             $10.00             **                    **                     **
End of Period                             $11.45
Number of Accum. Units Outstanding         7,952

Goldman Sachs Global Income Sub-Account
Beginning of Period (1/29/98)             $10.00             **                    **                     **
End of Period                             $10.32
Number of Accum. Units Outstanding            10

INVESTORS FUND SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $10.19
Number of Accum. Units Outstanding         3,878

Kemper Government Securities Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $10.31
Number of Accum. Units Outstanding            10

Kemper Small Cap Growth Sub-Account
Beginning of Period (1/2/98)              $10.00             **                    **                     **
End of Period                             $11.26
Number of Accum. Units Outstanding         2,450

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger, Variable Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $ 7.34
Number of Accum. Units Outstanding             10

MFS VARIABLE INSURANCE TRUST
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $12.08
Number of Accum. Units Outstanding         23,507

MFS Research Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.81
Number of Accum. Units Outstanding         12,520

MFS Growth With Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.54
Number of Accum. Units Outstanding         34,700

MFS High Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.42
Number of Accum. Units Outstanding          7,496

MFS World Governments Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.17
Number of Accum. Units Outstanding            325

MFS/Foreign & Colonial Emerging
Markets Equity Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $ 8.69
Number of Accum. Units Outstanding          1,940

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.42
Number of Accum. Units Outstanding          5,199

Oppenheimer Bond Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.34
Number of Accum. Units Outstanding          9,165

Oppenheimer Growth Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.65
Number of Accum. Units Outstanding          1,995

Oppenheimer Growth & Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.25
Number of Accum. Units Outstanding          3,884

Oppenheimer Strategic Bond Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.28
Number of Accum. Units Outstanding            631

PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.94
Number of Accum. Units Outstanding         41,144

Putnam VT International Growth Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.92
Number of Accum. Units Outstanding         26,433

Putnam VT International New Opportunities
Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.57
Number of Accum. Units Outstanding          1,162

Putnam VT New Value Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $10.33
Number of Accum. Units Outstanding          1,154

Putnam VT Vista Sub-Account
Beginning of Period (1/2/98)               $10.00             **                    **                     **
End of Period                              $11.63
Number of Accum. Units Outstanding          3,408

* The Lord Abbett Series Fund, Inc. Growth and Income Portfolio started regular investment operations on July 20, 1995 and the Quality Bond Portfolio started regular investment operations on August 16, 1995. The accumulation unit values shown for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond and Bond Debenture Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; and November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios. The accumulation unit values for the beginning of the period for the General American Capital Company Money Market Sub-Account reflect the date they were first offered for sale through the Separate Account which was on December 4, 1997. The Separate Account had not invested in the following Portfolios which are advised by Lord, Abbett & Co. as of December 31, 1997: Large Cap Research and Lord Abbett Growth and Income.

** The accumulation unit values shown reflect the date the investment portfolio was offered through the Separate Account which is shown above under "beginning of period."

3.   The following  information replaces the information contained in Appendix B
     - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part 1 and Part 2 below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The portfolios listed below began operations before June 30, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98



                                                       Accumulation  Unit Performance
                                               Column A (reflects       Column B (reflects
                                               insurance charges        all charges
                                               and portfolio expenses)  and portfolio expenses)
                                               ----------------------   -----------------------
                          Separate Account
                          Inception Date        1       Since       1      Since
Portfolio                 in Portfolio          Year    Inception   Year   Inception
---------                 -----------------     -----------------   ------------------

COVA SERIES TRUST

Small Cap Stock             5/15/96            16.63%    17.20%     11.51%   15.25%

Large Cap Stock             5/16/96            29.38%    30.67%     24.25%   28.90%

Select Equity               5/15/96            22.89%    23.95%     17.76%   22.11%

International Equity        5/14/96             8.34%    13.34%      3.23%   11.33%

Quality Bond                5/20/96             8.94%     6.94%      3.83%    4.79%

Bond Debenture              5/20/96            11.92%    15.30%      6.81%   13.30%

Developing Growth           11/7/97              --       4.45%       --     -0.65%

Large Cap Research          2/17/98              --       5.47%       --      0.36%

Mid-Cap Value               11/7/97              --      11.55%       --      6.44%

LORD ABBETT SERIES
FUND, INC.
Growth and Income           7/20/95            15.78%    20.27%     10.66%   19.07%

GENERAL AMERICAN CAPITAL
COMPANY
Money Market                12/4/97              --       2.36%       --     -2.74%

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            1/2/98               --      12.45%       --      7.34%
Appreciation
AIM V.I. International      1/2/98               --      18.34%       --     13.22%
Equity
AIM V.I. Value              1/2/98               --      17.98%       --     12.86%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              1/2/98               --      27.74%       --     22.61%
Real Estate Investment      1/2/98               --      -6.90%       --    -11.99%


LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable
Series                      1/2/98               --     -26.59%       --    -31.66%

INVESTORS FUND SERIES
Kemper Small Cap Value      1/2/98               --       1.87%       --     -3.24%
Kemper Government
Securities                  1/2/98               --       3.07%       --     -2.03%
Kemper Small Cap Growth     1/2/98               --      12.64%       --      7.53%

GOLDMAN SACHS VARIABLE
INSURANCE TRUST
Goldman Sachs Growth and
 Income                     1/29/98              --       7.85%       --      2.74%
Goldman Sachs International
 Equity                     1/29/98              --      14.48%       --      9.37%
Goldman Sachs Global
 Income                     1/29/98              --       3.20%       --     -1.90%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         1/2/98               --      20.82%       --     15.70%
MFS Research                1/2/98               --      18.14%       --     13.03%
MFS Growth with Income      1/2/98               --      15.43%       --     10.32%
MFS High Income             1/2/98               --       4.15%       --     -0.95%
MFS World Governments       1/2/98               --       1.66%       --     -3.45%
MFS/Foreign & Colonial
 Emerging Markets Equity    1/2/98               --     -13.12%       --    -18.20%

OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Oppenheimer High Income     1/2/98               --       4.23%       --     -0.87%
Oppenheimer Bond            1/2/98               --       3.42%       --     -1.69%
Oppenheimer Growth          1/2/98               --      16.45%       --     11.34%
Oppenheimer Growth & Income 1/2/98               --      12.54%       --      7.43%
Oppenheimer Strategic Bond  1/2/98               --       2.77%       --     -2.33%

PUTNAM VARIABLE TRUST
Putnam VT Growth and
   Income                   1/2/98               --       9.37%       --      4.26%
Putnam VT New Value         1/2/98               --       3.28%       --     -1.83%
Putnam VT Vista             1/2/98               --      16.29%       --     11.17%
Putnam VT International
   Growth                   1/2/98               --      19.19%       --     14.07%
Putnam VT International New
   Opportunities            1/2/98               --      15.71%       --     10.59%

PART 2

Certain investment portfolios ("Existing Funds") have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation unit performance calculated by assuming that accumulation units were invested in the Existing Funds for the same periods.

The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                               Portfolio Performance             Accumulation  Unit Performance
                                               Column A                   Column B (reflects       Column C (reflects
                                                                          insurance charges        all charges
                                                                          and portfolio expenses)  and portfolio expenses)
                                              ----------------------      ----------------------   -------------------------
                            Portfolio                     10 yrs or                     10 yrs or                   10 yrs or
                            Inception                     since                         since                       since
Portfolio                     Date       1 yr    5 yrs    inception     1 yr    5 yrs   inception   1 yr    5 yrs   inception
-----------------          ------------ ---------------------------     -------------------------   --------------------------

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            5/5/93      18.21%   19.66%    19.48%       16.81%   18.26%   18.08%    11.71%   13.66%   17.98%
Appreciation
AIM V.I. International      5/5/93      13.76%   16.18%    15.40%       12.36%   14.78%   14.00%     7.26%   10.18%   13.90%
Equity
AIM V.I. Value              5/5/93      26.33%   20.73%    21.62%       24.93%   19.33%   20.22%    19.83%   14.73%   20.12%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              6/26/92     43.63%   26.24%    24.87%       42.23%   24.84%   23.47%    37.13%   20.24%   23.37%
Real Estate Investment      1/9/97       8.35%     --      10.23%        6.95%     --      8.83%     1.85%     --      4.23%

COVA SERIES TRUST
Select Equity              5/1/96       24.53%     --      24.74%       22.89%     --      23.01%    17.76%    --      21.19%
Small Cap Stock            5/1/96       18.26%     --      15.84%       16.63%     --      14.20%    11.51%    --      12.25%
International Equity       5/1/96        9.88%     --      13.62%        8.34%     --      12.00%     3.23%    --      10.01%
Quality Bond               5/1/96       10.49%     --       8.70%        8.94%     --       7.28%     3.83%    --       5.20%
Large Cap Stock            5/1/96       31.23%     --      31.80%       29.38%     --      29.99%    24.25%    --      28.27%
Bond Debenture             5/1/96       13.53%     --      15.99%       11.92%     --      14.39%     6.81%    --      12.44%
Mid-Cap Value             8/20/97         --       --      13.08%        --        --      12.10%       --     --       6.87%
Large Cap Research        8/20/97         --       --      14.52%        --        --      13.44%       --     --       8.21%
Developing Growth         8/20/97         --       --      14.19%        --        --      13.14%      - -     --       7.91%


GENERAL AMERICAN CAPITAL COMPANY
Money Market                10/1/87     5.76%     5.15%     6.02%        4.36%    3.75%    4.62%    -0.74%   -0.85%    4.52%

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and
 Income                     1/12/98      --        --      13.90%        --        --     13.25%      --       --      8.15%
Goldman Sachs International
 Equity                     1/12/98      --        --      19.50%        --        --     18.85%      --       --     13.75%
Goldman Sachs Global Income 1/12/98      --        --       2.70%        --        --      2.05%      --       --     -3.05%

LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable
Series                      5/1/95    -51.57%      --     -12.62%      -52.97%     --    -14.02%   -58.07%     --    -18.62%

LORD ABBETT SERIES FUND, INC.
Growth and Income           12/11/89   17.30%    18.37%    16.83%       15.78%   16.73%   15.24%     10.66%  16.12%   15.12%

INVESTORS FUND SERIES
Kemper Small Cap Value      5/1/96      9.14%      --      11.60%        7.74%     --     10.20%     2.64%     --      5.60%
Kemper Government
Securities                  9/3/87      8.73%     6.35%     7.87%        7.33%    4.95%    6.47%     2.23%    0.35%    6.37%
Kemper Small Cap Growth     5/2/94     32.29%      --      26.14%       30.89%     --     24.74%    25.79%     --     20.14%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         7/24/95    33.72%      --      27.38%       32.32%     --     25.98%    27.22%     --     21.38%
MFS Research                7/26/95    25.78%      --      25.24%       24.38%     --     23.84%    19.28%     --     19.24%
MFS Growth with Income      10/9/95    27.77%      --      28.96%       26.37%     --     27.56%    21.27%     --     22.96%

MFS High Income             7/26/95    11.34%      --      12.15%        9.94%     --     10.75%     4.84%     --      6.15%
MFS World Governments       6/14/94     2.75%      --       4.85%        1.35%     --      3.45%    -3.75%     --     -1.15%
MFS/Foreign & Colonial
 Emerging Markets Equity    10/16/97     --        --     -21.39%          --      --    -22.38%      --       --    -27.48%

OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Oppenheimer High Income     4/30/86    13.20%    11.43%    13.83%       11.00%   10.03%   12.43%     6.70%    5.40%   12.33%
Oppenheimer Bond            4/3/85      9.82%     7.30%     9.39%        8.42%    5.90%    7.99%     3.32%    1.30%    7.89%
Oppenheimer Growth          4/3/85     29.14%    21.75%    16.18%       27.74%   20.35%   14.78%    22.64%   15.75%   14.68%
Oppenheimer Growth & Income 7/5/95     31.56%      --      35.67%       30.16%     --     34.27%    25.06%     --     29.67%
Oppenheimer Strategic Bond  5/3/93      8.01%     7.76%     7.55%        6.61%    6.36%    6.15%     1.51%    1.76%    6.05%

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income 2/1/88     17.87%    19.37%    16.85%       16.47%   17.97%   15.45%    11.37%   13.37%   15.35%
Putnam VT New Value         1/2/97      9.08%      --      14.32%        7.68%     --     12.92%     2.58%     --      8.32%
Putnam VT Vista             1/2/97     30.05%      --      27.75%       29.05%     --     26.35%    23.95%     --     21.75%
Putnam VT International
   Growth                   1/2/97     20.21%      --      24.80%       18.81%     --     23.40%    13.71%     --     18.80%
Putnam VT International New
   Opportunities            1/2/97      3.99%      --      10.58%        2.59%     --      9.18%    -2.51%     --      4.58%

TEMPLETON VARIABLE PRODUCTS
SERIES FUND, CLASS 1 SHARES
Templeton Developing Markets*3/1/96   -48.81%      --     -25.10%      -50.21%     --    -26.50%   -55.31%     --    -31.10%
Templeton International      5/1/92    13.95%    19.07%    16.27%       12.55%   17.67%   14.87%     7.45%   13.07%   14.77%
Mutual Shares Investments    5/1/98      --        ---     -4.70%        --        --     -4.93%      --       --    -10.03%

*    Past fee waivers by the portfolio's manager increased its total returns.

CC-4123(10/98)